Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (Loss)
2024	$475,239	$3,942,063	$286,636	$2,909,636	$128.62	$(17,523,629)
2023	$333,649	$(1,143,851)	$1,029,036	$311,223	$6.88	$(23,693,556)
2022	$1,749,159	$(610,841)	$1,038,907	$(1,641,593)	$43.48	$(19,436,479)
(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Michael Mo, in the Summary Compensation Table of our Form 10-K for fiscal years 2024, 2023 and 2022.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Mo during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) the value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(3)	The dollar amounts reported are the average of the total compensation reported for our Other NEOs, other than our PEO, namely Mr. Canter for 2024 and 2023, Mr. Walker for 2024, 2023 and 2022, and Mr. Cochran for 2022.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our Other NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our Other NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) the value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.
(5)	Assumes an investment of $100 for the period starting on January 1, 2022 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $22.08 on December 31, 2021; (ii) $9.60 on December 30, 2022; (iii) $1.52 on December 29, 2023; and (iv) $28.40 on December 31, 2024.

Named Executive Officers, Footnote	(1)The dollar amounts reported are the amounts of total compensation reported for our PEO, Michael Mo, in the Summary Compensation Table of our Form 10-K for fiscal years 2024, 2023 and 2022.(3)The dollar amounts reported are the average of the total compensation reported for our Other NEOs, other than our PEO, namely Mr. Canter for 2024 and 2023, Mr. Walker for 2024, 2023 and 2022, and Mr. Cochran for 2022.
PEO Total Compensation Amount	$ 475,239	$ 333,649	$ 1,749,159
PEO Actually Paid Compensation Amount	$ 3,942,063	(1,143,851)	(610,841)
Adjustment To PEO Compensation, Footnote

To calculate the amounts of compensation actually paid each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added (as applicable) to compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$475,239	$333,649	$1,749,159	$286,636	$1,029,036	$1,038,907
Less: Grant Date Fair Value of Equity Awards (1)	(103,043)	-	(1,443,000)	-	(823,000)	(823,000)
Less: Prior Year-End Fair Value of Equity Awards Granted in
Prior Years that Forfeited During the Fiscal Year	-	-	(2,717,000)	-	-	(1,545,000)
Add: Year-End Fair Value of Equity Awards Granted in the Year	1,016,117	-	1,800,000	-	175,750	990,000
Add: Year over Year Change in Fair Value of Outstanding and
Unvested Equity Awards	2,520,000	(1,136,250)	-	2,583,000	(56,813)	(1,170,000)
Add: Year over Year Change in Fair Value of Equity Awards Granted
in Prior Years that Vested in the Year	33,750	(341,250)	-	40,000	(13,750)	(132,500)
Compensation Actually Paid	$3,942,063	$(1,143,851)	$(610,841)	$2,909,636	$311,223	$(1,641,593)

Non-PEO NEO Average Total Compensation Amount	$ 286,636	1,029,036	1,038,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,909,636	311,223	(1,641,593)
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts of compensation actually paid each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added (as applicable) to compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$475,239	$333,649	$1,749,159	$286,636	$1,029,036	$1,038,907
Less: Grant Date Fair Value of Equity Awards (1)	(103,043)	-	(1,443,000)	-	(823,000)	(823,000)
Less: Prior Year-End Fair Value of Equity Awards Granted in
Prior Years that Forfeited During the Fiscal Year	-	-	(2,717,000)	-	-	(1,545,000)
Add: Year-End Fair Value of Equity Awards Granted in the Year	1,016,117	-	1,800,000	-	175,750	990,000
Add: Year over Year Change in Fair Value of Outstanding and
Unvested Equity Awards	2,520,000	(1,136,250)	-	2,583,000	(56,813)	(1,170,000)
Add: Year over Year Change in Fair Value of Equity Awards Granted
in Prior Years that Vested in the Year	33,750	(341,250)	-	40,000	(13,750)	(132,500)
Compensation Actually Paid	$3,942,063	$(1,143,851)	$(610,841)	$2,909,636	$311,223	$(1,641,593)

Total Shareholder Return Amount	$ 128.62	6.88	43.48
Net Income (Loss)	$ (17,523,629)	(23,693,556)	(19,436,479)
PEO Name	Michael Mo
Common Stock, Closing Price	$ 28.4			$ 1.52	$ 9.6	$ 22.08
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (103,043)		(1,443,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,117		1,800,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,750	(341,250)
PEO | Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,717,000)
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,520,000	(1,136,250)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(823,000)	(823,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		175,750	990,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,000	(13,750)	(132,500)
Non-PEO NEO | Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,545,000)
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,583,000	$ (56,813)	$ (1,170,000)